Other (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other General Expense, Net
Included in Other general expense - net were the following:

	2018	2017	2016
Provisions for environmental matters - net	$176,297	$15,443	$42,932
Loss (gain) on sale or disposition of assets	12,825	5,422	(30,564)
Total	$189,122	$20,865	$12,368

Other (Income) Expense, Net
Included in Other expense (income) - net were the following:

	2018	2017	2016
Dividend and royalty income	$(4,276)	$(7,648)	$(4,573)
Net expense from financing activities	9,658	9,843	8,667
Foreign currency transaction related losses	7,532	450	7,335
Domestic pension plan settlement expense	37,648
Miscellaneous pension income	(10,761)	(15,728)	(7,236)
Other income	(32,219)	(32,570)	(25,279)
Other expense	12,535	12,951	9,263
Total	$20,117	$(32,702)	$(11,823)